Average Annual Total Returns - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Technology Fund	Sep. 29, 2023
Fidelity Advisor Technology Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(39.83%)
Past 5 years	11.74%
Past 10 years	16.24%
Fidelity Advisor Technology Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(40.30%)
Past 5 years	9.09%
Past 10 years	13.98%
Fidelity Advisor Technology Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(23.18%)
Past 5 years	8.93%
Past 10 years	13.02%
Fidelity Advisor Technology Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(37.26%)
Past 5 years	12.21%
Past 10 years	16.24%
Fidelity Advisor Technology Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(38.55%)
Past 5 years	11.99%
Past 10 years	16.23%
Fidelity Advisor Technology Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(35.99%)
Past 5 years	13.37%
Past 10 years	17.27%
Fidelity Advisor Technology Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(35.91%)
Since Inception	11.58%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1525
Average Annual Return:
Past 1 year	(29.58%)
Past 5 years	14.84%
Past 10 years	17.65%

[1]	AFrom October 2, 2018.